Investments in Subsidiaries (Details) ₪ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Jul. 15, 2024 ILS (₪)	Jun. 05, 2024 USD ($)	May 15, 2024 ILS (₪)	Apr. 07, 2024 ILS (₪)	Apr. 03, 2024 ILS (₪)	Sep. 27, 2021 USD ($)	Sep. 27, 2021 ILS (₪)	Jul. 01, 2010 shares	May 26, 2010 USD ($)	Dec. 28, 2007	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 09, 2024 USD ($)	Apr. 30, 2024	Sep. 27, 2021 ILS (₪)	May 26, 2010 ILS (₪)
Investments in Subsidiaries [Line Items]
Percentage of ordinary shares owned									7.00%			4.99%	4.99%
Percentage of voting rights									60.00%
Total investment									$ 312										₪ 1,200
Allocated share (in Shares) | shares								174			3,202	6,903	6,903
Percentage of issued and outstanding share capital								46.52%
Company acquired holds percentage												4.99%	4.99%
Percentage of management fees												3.00%	3.00%
Signing date amount					₪ 4,000
Closing date value					16,000
Additional amount					5,000
Cash paid (in Dollars) | $		$ 2,500
Qpoint percentage												100.00%	100.00%
Purchase price						$ 21,848	₪ 70,000
Cash						12,484										$ 1,151		₪ 40,000
Company shares						$ 9,363	₪ 30,000							$ 2,379	$ 18,836
Settlement agreement	₪ 4,328		₪ 4,328	₪ 5,000									₪ 13,656
ALD Software [Member]
Investments in Subsidiaries [Line Items]
Percentage of investment holding										98.63%
QPoint [Member]
Investments in Subsidiaries [Line Items]
Percentage of investment holding									46.52%			25.00%	25.00%
Acquired cash					₪ 25,000
Forecast [Member]
Investments in Subsidiaries [Line Items]
Company acquired holds percentage																	100.00%